Share Based Compensation (Details) - Schedule of Options to Services Providers and Advisers Outstanding	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2024 ₪ / shares shares
Schedule of Options Outstanding [Line Items]
Number of options,Ending Balance	368,641		368,641
Weighted average Exercise price, Ending balance (in New Shekels per share) | ₪ / shares		₪ 1.56	₪ 1.56
Number of options, Share-based payment expenses (in Dollars) | $	$ 972
Services Providers and Advisers [Member]
Schedule of Options Outstanding [Line Items]
Number of options, Begnning Balance	105,111
Weighted average Exercise price, Begnning Balance (in New Shekels per share) | ₪ / shares		4.085
Number of options, Granted	80,000
Weighted average Exercise price, Granted (in New Shekels per share) | ₪ / shares		₪ 3.77
Number of options, Exercised
Number of options, Forfeited
Weighted average Exercise price, Forfeited (in New Shekels per share) | ₪ / shares
Number of options,Ending Balance	185,111		185,111
Weighted average Exercise price, Ending balance (in New Shekels per share) | ₪ / shares		₪ 4.03	₪ 4.03
Number of options, Exercisable options		113,724	113,724
Number of options, Share-based payment expenses (in Dollars) | $	$ 37,000
Employees and Directors [Member]
Schedule of Options Outstanding [Line Items]
Number of options, Begnning Balance	357,689
Weighted average Exercise price, Begnning Balance (in New Shekels per share) | ₪ / shares		₪ 0.37
Number of options, Granted	30,000
Weighted average Exercise price, Granted (in New Shekels per share) | ₪ / shares		₪ 3.64
Number of options, Exercised		19,048	19,048
Weighted average Exercise price, Exercised (in New Shekels per share) | ₪ / shares		₪ 0.37
Number of options, Exercisable options		338,641	338,641
Weighted average Exercise price, Exercisable options (in New Shekels per share) | ₪ / shares		₪ 1.38	₪ 1.38
Number of options, Share-based payment expenses (in Dollars) | $	$ 6,000